Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2019
Revenue [abstract]
Revenue Recognition

Sources of revenue	For the nine- month period ended September 30, 2019			For the nine- month period ended September 31, 2018
Revenue sale of products	Ps.	140,571		Ps.	130,252
Services rendered		314			276
Other operating revenues		1,619	(1)		49

Revenue from contracts with customers	Ps.	142,504		Ps.	130,577

(1)	Related tax effect in Brazil – See Note 15.